Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Schedule of Income Tax Expense	Details of income tax expense for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019			2018
		(In millions of Korean won)
Current tax on profit for the year	~~W~~	21,383	~~W~~	11,775	~~W~~	7,430
Deferred tax expense (benefit)		4,072		(249)		(4,377)
Income tax expense	~~W~~	25,455	~~W~~	11,526	~~W~~	3,053

Summary of Differences Between Tax Expense and Amount Arise Using Statutory Tax Rate Applicable to Profits of Entities	The differences between the tax expense on the Group’s profit before tax and the amount that would arise using the statutory tax rate applicable to profits of the entities for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019			2018
		(In millions of Korean won)
Profit before income tax	~~W~~	88,011	~~W~~	51,256	~~W~~	34,439
Income tax using the statutory tax rate of each country		19,828		12,063		8,994
Adjustments
Expenses not deductible for tax purpose		20		42		62
Foreign tax credits		3,223		4,854		5,196
Changes in estimates related to prior period		11		(4,347)		—
Utilization of previously unrecognized deferred tax asset		(412)		—		(5,347)
Change in deferred tax due to carry-forward deficits		—		(33)		(6,265)
Effect of change of foreign currency exchange rate		(19)		(12)		(221)
Tax credit		(1,022)		(543)		—
Tax of non-recycled corporation income		668		—		—
Changes in deferred tax liabilities related to investment in subsidiaries		2,577		—		—
Others		581		(498)		634
Total adjustments		5,627		(537)		(5,941)
Income tax expense	~~W~~	25,455	~~W~~	11,526	~~W~~	3,053
Effective tax rate		29%		22%		9%

Schedule of Changes in Deferred Income Tax Assets (Liabilities)	Details of the changes in deferred income tax assets (liabilities) for the years ended December 31, 2020 and 2019 are as follows:

	2020
	Beginning balance		Increase (decrease)		Ending balance
		(In millions of Korean won)
Deferred income tax on temporary differences
Property and equipment	~~W~~	7	~~W~~	5	~~W~~	12
Intangible assets		221		181		402
Other non-current assets		104		401		505
Accounts payables		1,527		(58)		1,469
Accrued expenses		39		138		177
Deferred revenue		674		(177)		497
Allowance for doubtful account		275		10		285
Other non-current liabilities		46		—		46
Investments in subsidiaries		389		(389)		—
Lease		1		7		8
Foreign taxes paid		—		1		1
Investments in subsidiaries(*)		—		(2,577)		(2,577)
Others		(25)		67		42
Sub Total		3,258		(2,391)		867
Deferred tax due to carry-forward deficits		33		(33)		—
Deferred tax due to tax credit carry-forward		4,371		(1,648)		2,723
Deferred tax assets	~~W~~	7,662	~~W~~	(4,072)	~~W~~	3,590

(*) The Group recognized deferred tax liability of Won 2,577 million for taxable temporary differences associated with investments in subsidiaries. The deferred tax liability was measured by the amount of expected withholding taxes arising upon dividend distribution.

	2019
	Beginning balance		Increase (decrease)		Ending balance
		(In millions of Korean won)
Deferred income tax on temporary differences
Property and equipment	~~W~~	25	~~W~~	(18)	~~W~~	7
Intangible assets		238		(17)		221
Other non-current assets		8		96		104
Accounts payables		531		996		1,527
Accrued expenses		—		39		39
Deferred revenue		60		614		674
Allowance for doubtful account		264		11		275
Other non-current liabilities		46		—		46
Investments in subsidiaries		—		389		389
Lease		—		1		1
Foreign taxes paid		(4)		4		—
Others		(21)		(4)		(25)
Sub Total		1,147		2,111		3,258
Deferred tax due to carry-forward deficits		1,951		(1,918)		33
Deferred tax due to tax credit carry-forward		4,315		56		4,371
Deferred tax assets	~~W~~	7,413	~~W~~	249	~~W~~	7,662

Schedule of Unused Tax Loss Carryforwards and Unused Tax Credit Carryforwards Not Recognized as Deferred Income Tax Assets	Details of unused tax loss carryforwards and unused tax credit carryforwards that are not recognized as deferred income tax assets as of December 31, 2020 are as follows:

Year of expiration	Unused loss carryforwards		Unused tax credit carryforwards
2023		1,045		—
2024		2,662		—
2025		1,132		—
After 2025		6,108		1,759
Total	~~W~~	10,947	~~W~~	1,759